Inventories	6 Months Ended
Jun. 30, 2024
Inventory Disclosure [Abstract]
Inventories	Inventories Inventories consist of the following:

	June 30, 2024	December 31, 2023
Raw materials	$—	$814
Finished goods	33,662	52,284
	$33,662	$53,098